Operating Segment	12 Months Ended
Jan. 31, 2020
21. Operating Segment

The Company operates in one industry segment, development and commercialization of patented, differentiated and premium quality nutraceuticals and pharmaceuticals, within three geographical areas, Canada, U.S and the E.U.

	Canada $	U.S. $	E.U. $	Total $

Year ended January 31, 2020
Revenue	–	–	–	–
Net loss	9,601,318	9,586,874	400,570	19,588,762

Year ended January 31, 2019
Revenue	–	–	–	–
Net loss	6,938,926	2,315,864	–	9,254,790

As at January 31, 2020
Total assets	8,068,874	68,875	113,030	8,250,779
Total liabilities	4,130,536	1,451,065	12,617	5,594,218

As at January 31, 2019
Total assets	1,468,408	8,838,342	–	10,306,750
Total liabilities	5,010,499	1,800,739	–	6,811,238

As at February 1, 2018
Total assets	471,826	–	–	471,826
Total liabilities	527,618	–	–	527,618